Effect of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other reserves [abstract]
Reserve of exchange differences on translation	$ (25,745)	$ (26,307)	$ (24,913)
Comercial Hydro S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	1,004	1,004	1,004
SQMC Internacional Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(9)	(17)	(2)
Proinsa Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(10)	(11)	(7)
Comercial Agrorama Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	33	(21)	(44)
Isapre Norte Grande Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(44)	(1)	(74)
Almacenes y Depositos Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	142	113	97
Sacal S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(3)	(3)	0
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(19)	(10)	0
Agrorama S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	231	132	(98)
Doktor Tarsa Tarim Sanayi AS [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(13,811)	(13,811)	(14,447)
SQM Vitas Fzco. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(2,267)	(2,682)	(1,779)
Ajay Europe S.A.R.L [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,449)	(1,270)
SQM Eastmed Turkey [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(155)	(113)	(92)
Doctochem Tarim Sanayi LTD [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	7	0	0
Coromandel SQM India [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(431)	(393)	(234)
SQM Italia SRL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(236)	(213)	(154)
SQM Oceania Pty Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(634)	(634)	(634)
SQM Indonesia S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(124)	(124)	(124)
Abu Dhabi Fertilizers Industries WWL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	372	(435)	(435)
SQM Vitas Holland [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(197)	(170)	(101)
SQM Thailand Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(68)	(68)	(68)
SQM Europe N.V. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,983)	(1,983)	(1,550)
SQM Australia Pty Ltd [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(4,035)	(4,222)	154
Pavoni C Spa [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(185)	70	0
Terra Tarsa B.V.. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	116	(82)	0
Plantacote N.V [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(16)	(34)	0
Doktolab Tarim Arastima San [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(54)	(29)	0
Kore Potash PLC [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,754)	(1,206)	0
SQM Colombia SAS [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(166)	(94)	0
Minera Exar S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	0	(5,209)
Charlee SQM Thailand Co. Ltd. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	0	(285)
Ajay Europe SARL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	$ 0	$ 0	$ (831)